UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21467

LMP Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

AUGUST 31, 2017

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 74.3%
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
Regal Entertainment Group, Class A Shares	195,000	$2,880,150	(a)

CONSUMER STAPLES - 3.9%
Household Products - 3.9%
Colgate-Palmolive Co.	50,000	3,582,000	(a)
Kimberly-Clark Corp.	36,000	4,438,440	(a)
Procter & Gamble Co.	30,500	2,814,235	(a)

TOTAL CONSUMER STAPLES		10,834,675

FINANCIALS - 14.3%
Banks - 1.3%
Bank of America Corp.	76,000	1,815,640
Citigroup Inc.	27,500	1,870,825

Total Banks		3,686,465

Capital Markets - 0.9%
CME Group Inc.	19,000	2,390,200

Insurance - 2.3%
AFLAC Inc.	26,000	2,146,300	(a)
MetLife Inc.	91,000	4,261,530	(a)

Total Insurance		6,407,830

Mortgage Real Estate Investment (REITs) - 9.8%
AGNC Investment Corp.	319,000	6,871,260	(a)
Annaly Capital Management Inc.	527,000	6,587,500	(a)
Starwood Property Trust Inc.	341,000	7,573,610	(a)
TPG RE Finance Trust Inc.	307,500	6,220,725	*(a)

Total Mortgage Real Estate Investment (REITs)		27,253,095

TOTAL FINANCIALS		39,737,590

HEALTH CARE - 7.2%
Pharmaceuticals - 7.2%
AstraZeneca PLC, ADR	62,000	1,849,460	(a)
Bristol-Myers Squibb Co.	44,000	2,661,120	(a)
GlaxoSmithKline PLC, ADR	41,000	1,649,430	(a)
Johnson & Johnson	25,000	3,309,250	(a)
Merck & Co. Inc.	96,000	6,130,560	(a)
Pfizer Inc.	131,000	4,443,520	(a)

TOTAL HEALTH CARE		20,043,340

INDUSTRIALS - 7.7%
Aerospace & Defense - 4.0%
Lockheed Martin Corp.	36,500	11,146,735	(a)

Electrical Equipment - 0.9%
Emerson Electric Co.	41,500	2,450,160

Industrial Conglomerates - 0.6%
General Electric Co.	65,000	1,595,750	(a)

Machinery - 0.9%
Stanley Black & Decker Inc.	16,500	2,376,000	(a)

Transportation Infrastructure - 1.3%
Macquarie Infrastructure Corp.	50,000	3,724,000	(a)

TOTAL INDUSTRIALS		21,292,645

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.7%
Cisco Systems Inc.	55,500	$1,787,655

IT Services - 2.7%
International Business Machines Corp.	43,000	6,150,290	(a)
Paychex Inc.	25,000	1,425,750	(a)

Total IT Services		7,576,040

Semiconductors & Semiconductor Equipment - 4.6%
Intel Corp.	41,000	1,437,870	(a)
Maxim Integrated Products Inc.	83,500	3,896,110	(a)
Microchip Technology Inc.	28,000	2,430,400
QUALCOMM Inc.	94,000	4,913,380	(a)

Total Semiconductors & Semiconductor Equipment		12,677,760

Software - 5.1%
Microsoft Corp.	115,000	8,598,550	(a)
Oracle Corp.	110,500	5,561,465	(a)

Total Software		14,160,015

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc.	15,500	2,542,000

TOTAL INFORMATION TECHNOLOGY		38,743,470

MATERIALS - 5.1%
Chemicals - 3.0%
Dow Chemical Co.	126,000	8,397,900	(a)

Containers & Packaging - 1.4%
International Paper Co.	70,000	3,770,900	(a)

Metals & Mining - 0.7%
Compass Minerals International Inc.	28,000	1,870,400	(a)

TOTAL MATERIALS		14,039,200

REAL ESTATE - 10.0%
Equity Real Estate Investment Trusts (REITs) - 10.0%
Alexandria Real Estate Equities Inc.	18,900	2,292,759	(a)
AvalonBay Communities Inc.	5,600	1,051,288
EPR Properties	44,000	3,065,040	(a)
Equity Residential	30,000	2,014,500
Park Hotels & Resorts Inc.	137,400	3,667,206	(a)
Ramco-Gershenson Properties Trust	132,000	1,735,800	(a)
Retail Properties of America Inc., Class A Shares	155,000	2,066,150	(a)
Senior Housing Properties Trust	61,000	1,202,920	(a)
Simon Property Group Inc.	18,610	2,918,979	(a)
STORE Capital Corp.	47,500	1,205,550
Urstadt Biddle Properties Inc., Class A Shares	85,000	1,757,800	(a)
Weyerhaeuser Co.	150,000	4,891,500	(a)

TOTAL REAL ESTATE		27,869,492

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.1%
AT&T Inc.	145,000	5,431,700	(a)
Verizon Communications Inc.	123,000	5,900,310	(a)

Total Diversified Telecommunication Services		11,332,010

Wireless Telecommunication Services - 1.3%
Vodafone Group PLC, ADR	125,000	3,628,750	(a)

TOTAL TELECOMMUNICATION SERVICES		14,960,760

UTILITIES - 5.7%
Electric Utilities - 4.4%
Exelon Corp.	156,000	5,907,720	(a)
Great Plains Energy Inc.	105,000	3,222,450	(a)
PPL Corp.	74,000	2,903,760	(a)

Total Electric Utilities		12,033,930

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY		SHARES	VALUE
Multi-Utilities - 1.3%
Ameren Corp.		35,000	$2,099,650	(a)
CenterPoint Energy Inc.		53,500	1,584,670	(a)

Total Multi-Utilities			3,684,320

TOTAL UTILITIES			15,718,250

TOTAL COMMON STOCKS (Cost - $166,842,558)			206,119,572

	RATE
CONVERTIBLE PREFERRED STOCKS - 10.1%
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	7.500%	157,000	5,809,000	(a)

HEALTH CARE - 3.7%
Pharmaceuticals - 3.7%
Allergan PLC	5.500%	6,800	5,570,832
Teva Pharmaceutical Industries Ltd.	7.000%	15,000	4,796,250

TOTAL HEALTH CARE			10,367,082

INDUSTRIALS - 0.3%
Machinery - 0.3%
Stanley Black & Decker Inc.	5.375%	7,830	866,624

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	5.500%	32,000	4,174,400
Crown Castle International Corp.	6.875%	1,700	1,905,981

TOTAL REAL ESTATE			6,080,381

UTILITIES - 1.8%
Electric Utilities - 1.8%
NextEra Energy Inc.	6.371%	72,000	4,883,400

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $32,851,269)			28,006,487

INVESTMENTS IN UNDERLYING FUNDS - 7.1%
FINANCIALS - 7.1%
Capital Markets - 7.1%
Ares Capital Corp.		483,000	7,756,980	(a)(b)
Golub Capital BDC Inc.		141,310	2,626,953	(a)(b)
TCP Capital Corp.		297,990	4,928,755	(a)(b)
TriplePoint Venture Growth BDC Corp.		325,241	4,332,210	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $20,180,617)			19,644,898

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 36.6%
Diversified Energy Infrastructure - 6.8%
Energy Transfer Partners LP		376,000	7,147,760	(a)
Enterprise Products Partners LP		185,000	4,822,950	(a)
Genesis Energy LP		257,000	6,861,900	(a)

Total Diversified Energy Infrastructure			18,832,610

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY		SHARES/UNITS	VALUE
Financials - 3.5%
Blackstone Group LP		297,000	$9,720,810	(a)

Global Infrastructure - 3.2%
Brookfield Infrastructure Partners LP		60,000	2,647,800
Brookfield Renewable Partners LP		182,000	6,306,418

Total Global Infrastructure			8,954,218

Liquids Transportation & Storage - 6.2%
Buckeye Partners LP		138,000	7,892,220	(a)
Enbridge Energy Partners LP		273,000	4,157,790	(a)
Magellan Midstream Partners LP		27,000	1,819,530	(a)
PBF Logistics LP		148,000	3,233,800	(a)

Total Liquids Transportation & Storage			17,103,340

Natural Gas Transportation & Storage - 3.9%
Hoegh LNG Partners LP		313,700	5,787,765	(a)
Williams Partners LP		126,000	4,964,400	(a)

Total Natural Gas Transportation & Storage			10,752,165

Offshore - 2.1%
Dynagas LNG Partners LP		409,000	5,742,360	(a)

Oil/Refined Products - 3.6%
CrossAmerica Partners LP		88,000	2,358,400	(a)
MPLX LP		44,000	1,510,080
Sunoco LP		100,000	3,131,000	(a)
VTTI Energy Partners LP		148,000	2,871,200

Total Oil/Refined Products			9,870,680

Petrochemicals - 0.9%
Westlake Chemical Partners LP		103,379	2,475,927	(a)

Propane - 0.9%
Suburban Propane Partners LP		106,000	2,624,560	(a)

Refining - 0.3%
Western Refining Logistics LP		37,000	962,000	(a)

Shipping - 5.2%
Golar LNG Partners LP		423,000	9,297,540	(a)
KNOT Offshore Partners LP		224,000	5,275,200	(a)

Total Shipping			14,572,740

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $92,708,965)			101,611,410

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $312,583,409)			355,382,367

	RATE	SHARES
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $10,971,978)	0.910%	10,971,978	10,971,978

TOTAL INVESTMENTS - 132.0% (Cost - $323,555,387)			366,354,345
Liabilities in Excess of Other Assets - (32.0)%			(88,833,220)

TOTAL NET ASSETS - 100.0%			$277,521,125

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed-income securities depending on the investment manager’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$206,119,572	—	—	$206,119,572
Convertible Preferred Stocks	28,006,487	—	—	28,006,487
Investments in Underlying Funds	19,644,898	—	—	19,644,898
Master Limited Partnerships	101,611,410	—	—	101,611,410

Total Long-Term Investments	355,382,367	—	—	355,382,367

Short-Term Investments†	10,971,978	—	—	10,971,978

Total Investments	$366,354,345	—	—	$366,354,345

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017